Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
EBP 004 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies
Basis of Accounting
The financial statements for the Plan are prepared using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America.
Investment Valuation and Income Recognition
The Plan’s investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See
N
ote 5, Fair Value Measurements, for discussion of fair value measurements.
The Plan invests in investment contracts through a collective trust.
Purchases and sales of investments, including gains or losses, are recorded on a trade-date basis. Dividends are recorded on the ex-dividend
date. Net appreciation in fair value of investments includes the Plan’s gains and losses on investments sold during the year, as well as those that were held at the end of the year.
Notes Receivable from Participants
Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when earned; related fees are recorded as administrative expenses and are expensed when incurred. If a participant ceases to make loan repayments and the Plan administrator deems the participant loan to be a distribution, the participant loan balance is reduced, and a benefit payment is recorded. No allowance for credit losses has been recorded as of December 31, 2024, or 2023.

Contributions
Participant and Company contributions are recorded in the period during which the Company makes payroll deductions from the Plan participants’ compensation.
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Plan’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Payment of Benefits
Benefits are recorded when paid.